Shareholders' Equity (Tables) (Warrant [Member])	12 Months Ended
Dec. 31, 2013
Warrant [Member]
Shareholders' Equity [Line Items]
Summary of warrant activity

	Number of Warrants	Weighted Avg. Exercise Price	Weighted Remaining Life (Years)

Balance, December 31, 2012	1,557,980	$4.16
Issued	798,872	3.80
Exchanged for shares	(1,948,948)	4.02
Balance, December 31, 2013	407,904	3.35	3.43

Summary of estimated fair value of warrant on the date of grant using a Black-Scholes-Merton (BSM) option-pricing formula
Both Periods
Expected term	1.5 – 2.5 Years
Expected dividend	0%
Volatility	26% – 38%
Risk-free interest rate	0.26% – 1.36%